Other Operating Income and (Expenses), Net - Summary of Other Operating Income and (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Operating Income and Expenses Net [Line Items]
Impairment charges related to discontinued construction of certain production facilities (Note 14,15,16,17,21)	$ (172,588)
Other costs related to discontinued construction of certain production facilities	(28,972)
Legal settlement expenses (Note 26)	(9,250)
Impairment charge related to assets held for sale (Note 34)	(38,300)	$ (38,292)
Other costs related to assets held for sale (Note 34)		(1,289)
Exchange rate differences (Note 11)	(2,991)	(3,776)	$ 662
Other	(851)	2,406	1,282
Other operating income and (expenses), net	$ (214,652)	$ (40,951)	$ 1,944